Note 17 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest expense	$ 43,966	$ 31,870
Interest capitalized	0	(465)
Swap effect	2,742	2,394
Amortization and write-off of financing costs	5,615	2,498
Bank charges and other financing costs	2,888	251
Total	$ 55,211	$ 36,548